17. Earnings (Loss) Per Share (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Loss Per Share Details
Stock options and warrants	413,525	440,075	592,312
Total anti-dilutive shares	413,525	440,075	592,312